INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY - Shares summary (Details)	Mar. 14, 2019 shares	Dec. 31, 2019 Vote $ / shares shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants outstanding		12,700,000
Ordinary shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares authorised		100,000,000
Par value per share | $ / shares		$ 0.0001
Number of shares issued		36,120,517
Number of shares outstanding		36,120,517
Vote per share | Vote		1
Preference shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares authorised		1,000,000
Par value per share | $ / shares		$ 0.0001
Number of shares issued		0
Number of shares outstanding		0
Public warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued		11,500,000
Founder warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Issue of convertible instruments in shares	5,200,000
Bioceres warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Issue of convertible instruments in shares	7,500,000